Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (18,932)	$ (35,906)	$ (95,255)	$ (38,488)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,176	86	1,487	98
Loss from PIK Note Amendment and 2022 Debenture Release	3,521
Stock-based compensation	1,673	461
Amortization of consulting fees paid in common stock	2,221	1,486	4,679
Impairment of intangible assets and cloud computing arrangements	2,633		1,370	400
Equity-based compensation			11,035	131
Cantor commitment fee paid in common stock			1,600
Loss on settlement of the forward purchase agreement paid in common stock			270
Release of forward purchase agreement collateral upon cancellation			26,773
Vendor share issuance paid in common stock			376
Change in fair value of convertible debentures		24,483	28,180	21,703
Change in fair value of warrants	(208)		(2,076)
Conversion of accrued interest			593
PIK interest	275		130
Amortization of debt issuance costs	448		91
Contributions in the form of rent payments		225	225	547
Amortization of right-of-use assets			28
Accretion of operating lease liabilities			(28)
Recognition of prepaid offering costs upon election of fair value option		107	107
Accretion of interest earned on investment in convertible promissory note				(32)
Other	(1)		6	14
Changes in operating assets and liabilities:
Supplies	11	(903)	(1,018)	(295)
Prepaid expenses and consulting fees	1,435	(1,632)	(2,832)	117
Other current assets	9		(91)	(6)
Other assets			(100)
Cloud computing arrangements		(1,298)	(1,773)	(2,488)
Reinsurance recoverables			890	305
Accounts payable	555	(1,646)	127	3,090
Accrued and other liabilities	(116)	350	2,336	154
Policy reserves			(890)	(305)
Net cash used in operating activities	(5,300)	(14,187)	(23,760)	(15,055)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment		(83)	(110)	(118)
Asset acquisition, net of cash acquired				(63)
Development of internal use software		(1,177)	(1,760)	(124)
Acquisition of convertible promissory note				(50)
Net cash used in investing activities		(1,260)	(1,870)	(355)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of related party convertible debentures				3,250
Proceeds from issuance of convertible debentures		28,000	28,000	7,250
Warrant repurchase		(507)	(507)
Senior PIK Notes proceeds			3,458
Reverse recapitalization proceeds			23,237
Forward purchase agreement			(30,561)
Forward purchase agreement collateral release			2,362
Related party promissory note		(387)	(1,160)
Proceeds received from stockholder subscription receivable				3,750
Deferred offering costs		(19)	(540)	(107)
Net cash provided by financing activities		27,087	24,289	14,143
Net increase in cash and cash equivalents	(5,300)	11,640	(1,341)	(1,267)
Cash and cash equivalents at beginning of period	5,515	6,856	6,856	8,123
Cash and cash equivalents at end of period	215	18,496	5,515	6,856
NONCASH INVESTING AND FINANCING ACTIVITIES:
Conversion of phantom equity to stock options				54
Issuance of warrants				1
Conversion of debt			88,382
Conversion of preferred stock			21,854
Accrued internal use software			239
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest, net of amounts capitalized			$ 1,219	$ 1,131
2022 Debenture Release	2,181
PIK Note Amendment	1,339
Exchange Offer	$ 2,466